Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents.
Cash and Cash Equivalents	11. Cash and Cash Equivalents

	December 31,	December 31,
	2019	2018
	(€ in thousands)
Cash at banks	111,950	105,580
Bank deposits	—	—
	111,950	105,580
The cash at banks is at full disposal of the Company.